United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/09

Date of Reporting Period: Quarter ended 9/30/09

Item 1.	Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 86.0%
		Basic Industry — Chemicals – 2.7%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	14,253
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	591,166
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	99,800
		TOTAL	705,219
		Basic Industry — Metals & Mining – 5.4%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	92,393
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	124,742
100,000		ArcelorMittal, 6.125%, 6/1/2018	98,775
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	79,862
125,000		Barrick Gold Corp., 6.95%, 4/1/2019	146,726
100,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	100,122
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	97,648
470,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	504,347
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	54,257
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	104,467
		TOTAL	1,403,339
		Basic Industry — Paper – 1.6%
225,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	239,441
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	88,805
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	99,929
		TOTAL	428,175
		Capital Goods — Aerospace & Defense – 1.2%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	132,742
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	176,750
		TOTAL	309,492
		Capital Goods — Building Materials – 0.9%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	100,024
135,000		RPM International, Inc., 6.50%, 2/15/2018	124,856
		TOTAL	224,880
		Capital Goods — Diversified Manufacturing – 3.9%
30,000		Harsco Corp., 5.75%, 5/15/2018	31,211
70,000		Hubbell, Inc., 5.95%, 6/1/2018	73,304
100,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	113,883
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	106,906
100,000		Roper Industries, Inc., 6.625%, 8/15/2013	107,838
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	104,433
50,000		Textron Financial Corp., 5.40%, 4/28/2013	49,142
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	90,610
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	77,125
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	104,234
150,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	150,967
		TOTAL	1,009,653

		Capital Goods — Environmental – 1.7%
$125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	131,907
200,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	207,122
25,000		Waste Management, Inc., 7.375%, 3/11/2019	29,336
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	85,968
		TOTAL	454,333
		Communications — Media & Cable – 4.7%
225,000		Comcast Corp., 7.05%, 3/15/2033	252,685
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	109,571
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	133,990
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	134,479
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	97,810
270,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	326,287
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	61,709
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	105,504
		TOTAL	1,222,035
		Communications — Media Noncable – 2.0%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	100,996
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	87,604
150,000	[1,2]	News America, Inc., 5.65%, 8/15/2020	154,138
150,000	[1,2]	News America, Inc., 6.90%, 8/15/2039	165,010
		TOTAL	507,748
		Communications — Telecom Wireless – 0.5%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	131,667
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,356
		TOTAL	137,023
		Communications — Telecom Wirelines – 5.9%
300,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	301,537
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	442,299
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	96,246
100,000		Rogers Communications, Inc., 6.80%, 8/15/2018	112,628
425,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	437,220
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	46,997
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	87,197
		TOTAL	1,524,124
		Consumer Cyclical — Automotive – 1.2%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	57,769
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	148,900
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	102,717
		TOTAL	309,386
		Consumer Cyclical — Entertainment – 2.2%
75,000		Time Warner, Inc., 5.50%, 11/15/2011	79,712
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	495,627
		TOTAL	575,339
		Consumer Cyclical — Lodging – 0.4%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	112,751

		Consumer Cyclical — Retailers – 1.2%
$40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	42,902
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	187,624
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	70,125
		TOTAL	300,651
		Consumer Non-Cyclical — Food/Beverage – 2.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	90,288
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	266,445
30,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	31,701
125,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	137,320
		TOTAL	525,754
		Consumer Non-Cyclical — Health Care – 0.5%
35,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	38,029
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	78,880
		TOTAL	116,909
		Consumer Non-Cyclical — Products – 0.7%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	37,499
140,000		Whirlpool Corp., 5.50%, 3/1/2013	142,123
		TOTAL	179,622
		Consumer Non-Cyclical — Supermarkets – 0.9%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	119,464
100,000		Kroger Co., Note, 6.80%, 12/15/2018	114,636
		TOTAL	234,100
		Consumer Non-Cyclical — Tobacco – 2.0%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	511,879
		Energy — Independent – 3.0%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	132,164
150,000		Canadian Natural Resources Ltd., 6.70%, 7/15/2011	162,053
100,000		Devon Energy Corp., 6.30%, 1/15/2019	110,804
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	134,343
78,591	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	77,805
25,000		XTO Energy, Inc., 6.375%, 6/15/2038	26,767
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	61,647
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	75,837
		TOTAL	781,420
		Energy — Integrated – 1.2%
100,000		Hess Corp., 7.00%, 2/15/2014	111,742
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	112,440
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	89,459
		TOTAL	313,641
		Energy — Oil Field Services – 0.4%
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	107,664
		Energy — Refining – 1.6%
250,000		Valero Energy Corp., 9.375%, 3/15/2019	292,259
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	124,601
		TOTAL	416,860

		Financial Institution — Banking – 3.5%
$240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	269,003
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	122,655
150,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	157,898
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	118,300
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	37,115
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	77,004
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	49,895
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	76,934
		TOTAL	908,804
		Financial Institution — Brokerage – 2.6%
110,000		Blackrock, Inc., 6.25%, 9/15/2017	120,271
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	10,834
75,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	76,215
140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	140,958
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	49,715
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	47,656
160,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	169,722
50,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	55,372
		TOTAL	670,743
		Financial Institution — Finance Noncaptive – 3.5%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	76,753
30,000		Capital One Capital IV, 6.745%, 2/17/2037	23,250
170,000		Capital One Capital V, 10.25%, 8/15/2039	188,324
150,000		General Electric Capital Corp., 5.625%, 5/1/2018	150,138
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	74,500
300,000		International Lease Finance Corp., 4.875%, 9/1/2010	282,375
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	82,190
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	32,183
		TOTAL	909,713
		Financial Institution — Insurance — Health – 1.4%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	79,291
75,000		Anthem, Inc., 6.80%, 8/1/2012	81,945
25,000		CIGNA Corp., 6.35%, 3/15/2018	24,571
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	52,708
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	113,756
		TOTAL	352,271
		Financial Institution — Insurance — Life – 3.3%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	81,130
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	120,591
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	104,599
170,000		Prudential Financial, Inc., 5.15%, 1/15/2013	176,265
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	167,790
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	198,452
		TOTAL	848,827

		Financial Institution — Insurance — P&C – 3.3%
$109,000		A CE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	117,335
400,000		CNA Financial Corp., 6.50%, 8/15/2016	377,857
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	73,218
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	117,819
75,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	80,304
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	21,995
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	78,987
		TOTAL	867,515
		Financial Institution — REITs – 2.7%
100,000		AMB Property LP, 6.30%, 6/1/2013	98,133
100,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	102,683
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	67,253
100,000		Liberty Property LP, 6.625%, 10/1/2017	95,370
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	128,526
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	71,638
50,000		Simon Property Group LP, 6.125%, 5/30/2018	51,221
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	80,340
		TOTAL	695,164
		Oil & Gas – 3.1%
800,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	796,630
		Sovereign – 0.3%
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	79,636
		Technology – 2.3%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	108,859
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	81,906
140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	154,076
45,000		Harris Corp., 5.95%, 12/1/2017	48,261
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	105,592
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	104,859
		TOTAL	603,553
		Transportation — Airlines – 0.3%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	71,360
		Transportation — Railroads – 1.7%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	80,422
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	113,527
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	109,367
125,000		Union Pacific Corp., 4.875%, 1/15/2015	132,488
		TOTAL	435,804
		Transportation — Services – 0.5%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	100,111
34,000		Ryder System, Inc., 5.95%, 5/2/2011	35,607
		TOTAL	135,718
		Utility — Electric – 6.6%
50,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	61,891
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	72,567
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	81,106
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	110,765

$50,000		Dominion Resources, Inc., 8.875%, 1/15/2019	63,455
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	53,344
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	149,158
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	61,442
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,494
170,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.05%, 8/15/2021	179,443
75,699	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	80,496
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	264,459
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	48,959
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	135,405
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	34,998
100,000		Union Electric Co., 6.00%, 4/1/2018	107,110
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	156,807
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	54,345
		TOTAL	1,722,244
		Utility — Natural Gas Distributor – 0.9%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	132,709
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,331
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	83,250
		TOTAL	242,290
		Utility — Natural Gas Pipelines – 2.2%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	80,082
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	81,372
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	106,478
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	51,851
115,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	139,026
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	121,638
		TOTAL	580,447
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,448,611)	22,332,716
		Governments/Agencies – 3.4%
		Sovereign – 3.4%
400,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	432,000
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	219,339
206,000		United Mexican States, 6.75%, 9/27/2034	225,548
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $799,015)	876,887
		U.S. Treasury – 0.1%
20,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $21,281)	20,965

		Mutual Fund – 23.8%
6,173,594	[3,4]	Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	$6,173,594
		TOTAL INVESTMENTS — 113.3% (IDENTIFIED COST $28,442,501)[5]	29,404,162
		OTHER ASSETS AND LIABILITIES - NET — (13.3)%[6]	(3,442,720)
		TOTAL NET ASSETS — 100%	$25,961,442
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $2,966,934, which represented 11.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $2,966,934, which represented 11.4% of total net assets.
3	Affiliated company.
4	7-Day net yield.
5	At September 30, 2009, the cost of investments for federal tax purposes was $28,442,501. The net unrealized appreciation of investments for federal tax purposes was $961,661. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,157,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $195,548.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a payable for investments purchased on September 30, 2009.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events. The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$22,332,716	$ —	$22,332,716
Governments/Agencies	—	876,887	—	876,887
U.S. Treasury	—	20,965	—	20,965
Mutual Fund	6,173,594	—	—	6,173,594
TOTAL SECURITIES	$6,173,594	$23,230,568	$ —	$29,404,162
  The following acronyms are used throughout this portfolio:
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Federated High-Yield Strategy Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Shares			Value
		Mutual Fund – 99.4%
1,008,295	[1]	High Yield Bond Portfolio	$6,090,105
		TOTAL INVESTMENTS-99.4% (IDENTIFIED COST $5,761,279)[2]	6,090,105
		OTHER ASSETS AND LIABILITIES - NET — 0.6%3	37,667
		TOTAL NET ASSETS — 100%	$6,127,772
1	Affiliated company.
2	At September 30, 2009, the cost of investments for federal tax purposes was $5,761,279. The net unrealized appreciation of investments for federal tax purposes was $328,826. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $328,826.
3	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Investment Valuation
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	$6,090,105	$ —	$ —	$6,090,105

1

Federated Mortgage Strategy Portfolio

Portfolio of Investments

September 30, 2009 (unaudited)

Shares			Value
		Mutual Funds – 100.1%;1
697,032		Federated Mortgage Core Portfolio	$7,040,026
27,795	[2]	Government Obligations Fund, Institutional Shares, 0.11%	27,795
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $6,883,695)[3]	7,067,821
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[4]	(3,906)
		TOTAL NET ASSETS — 100%	$7,063,915
1	Affiliated companies.
2	7-Day net yield.
3	At September 30, 2009, the cost of investments for federal tax purposes was $6,883,695. The net unrealized appreciation of investments for federal tax purposes was $184,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $184,126.
4	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Investment Valuation
  In calculating its net asset value (NAV), the Fund generally values investments as follows:
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
  Fair Valuation and Significant Events Procedures
  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$7,067,821	$ —	$ —	$7,067,821
1

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date November 19, 2009

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date November 19, 2009